Other Non-Current Assets - Disclosure of movement in ARM BBEE Trust Loan (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Day 1 Expense	R 87	R 0	R 0
ARM BBEE Trust
Disclosure of financial assets [line items]
Balance at beginning of year	306	271
Fair value gain	10	37
Repayment of interest	(52)	(2)
Settlement of original loan	264	0
Refinanced loan advanced	264	0
Day 1 Expense	(87)	0
Balance at end of year	R 177	R 306	R 271